Rule 497(e)

File Nos. 333-144503

and 811-22091

Executive Benefit VUL – Prospectus

A Flexible Premium Variable Universal Life Insurance Policy

offered by Great-West Life & Annuity Insurance Company of New York

in connection with its COLI VUL-2 Series Account

Supplement dated October 29, 2013 to the

Prospectus and Statement of Additional Information dated May 1, 2013

This Supplement amends certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2013.

Effective immediately, the third paragraph on page 13 of the Prospectus in the section titled Great-West of New York is deleted in its entirely and replaced with the following:

“Great-West of New York is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.”

Effective immediately, the second paragraph on page 1 of the Statement of Additional Information in the section titled General Information and the History of Great-West of New York and the Series Account is deleted in its entirety and replaced with the following:

“Great-West of New York is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.”

In addition, on October 31, 2013, the Great-West Ariel Small Cap Value Fund will be closed. All references to the Great-West Ariel Small Cap Value Fund are hereby deleted.

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Statement of Additional Information, dated May 1, 2013.

Please keep this Supplement for future reference.